TAXATION	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
TAXATION	TAXATION

Figures in millions	US Dollars
	2023	2022	2021
		Restated (6)	Restated (6)
Current taxation
Current year	233	199	251
Prior year under (over) provision	(17)	32	(4)
Impairment and disposal of tangible assets	1	—	1
	217	231	248
Deferred taxation
Current year	67	43	51
Change in estimate	25	3	6
Prior year under (over) provision	10	4	4
Impairment and disposal of tangible assets	(34)	(60)	—
Change in statutory tax rate	—	—	2
	68	(10)	63

	285	221	311

Figures in millions	US Dollars
	2023	2022	2021
		Restated (6)	Restated (6)
Reconciliation to UK taxation rate (1)
Implied tax charge at 25% (2022:28%; 2021: 28%)	16	132	266
Increase (decrease) due to:
Expenses not tax deductible (2)	90	83	22
Share of associates and joint ventures' profit	(52)	(45)	(69)
Tax rate differentials (3) and withholding taxes (4)	63	31	54
Exchange variations and translation adjustments	(17)	—	6
Deferred tax assets derecognised (recognised) at Obuasi	18	(58)	—
Current year tax losses (expense) not recognised:
Obuasi	4	(6)	6
AngloGold Ashanti Holdings plc	26	24	25
North America	38	22	13
Siguiri (5)	(6)	(27)	(37)
SA Corporate	3	20	18
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	25	3	6
Restructuring costs	79	4	—
Tax allowances	4	—	—
Impact of statutory tax rate change	—	—	2
Adjustment in respect of prior years	(7)	36	—
Other	1	2	(1)
Income tax expense	285	221	311
(1) With the change in domicile of the Group’s parent company from South Africa to the United Kingdom, as a result of the corporate restructuring in September
2023, the Group tax rate reconciliation for 31 December 2023 has been prepared using the enacted UK corporate tax rate of 25%. The comparative information is presented using the South African corporate tax rate of 28%.
(2) Includes non-deductible corporate, legal, project, exploration and rehabilitation costs, impairments in Brazil and Colombia and British Virgin Islands group losses.
(3) Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil and Argentina.
(4)  Withholding taxes on dividends paid.
(5)  Siguiri current tax expense not recognised due to tax holiday.
(6)Comparative periods have been retrospectively restated. Refer to note 1.3.
Organisation for Economic Co-operation and Development (OECD) Pillar Two model rules
The Group is within the scope of the OECD Pillar Two model rules as the Pillar Two legislation was enacted on 11 July 2023 in the United Kingdom, the jurisdiction in which the Group’s parent company is incorporated, and will come into effect from 1
January 2024. Since the legislation was not effective at the reporting date, the Group has no related current tax exposure. The
Group applies the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar
Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.
Under the Pillar Two legislation, the Group is liable to pay a top-up tax for the difference between its Pillar Two effective tax rate per jurisdiction and the 15% minimum rate. Based on the assessment carried out so far, most jurisdictions relevant to the Group have a Pillar Two effective tax rate that exceeds 15%, however, there are a limited number of jurisdictions where the Pillar Two effective tax rate may be lower than 15%.  The Group does not expect a material exposure to Pillar Two income taxes in those jurisdictions, with an estimated exposure ranging between $9m to $13m.
Due to the complexities in applying the Pillar Two legislation and calculating Pillar Two income, the Group is still in the process of finalising its exposure to the Pillar Two legislation for when it comes into effect. Therefore, even for those entities with an accounting effective tax rate above 15%, there might still be Pillar Two tax implications.
Unrecognised deferred tax assets

Figures in millions	US Dollars
	2023	2022	2021
		Restated (1)	Restated (1)
Analysis of unrecognised tax losses
Available to be utilised against future profits
- utilisation required within one year	108	107	54
- utilisation required between one and two years	1,037	100	177
- utilisation required between two and five years	191	1,180	1,380
- utilisation required between five and twenty years	1,035	956	989
- utilisation in excess of twenty years	835	588	449
	3,206	2,931	3,049
At the statutory tax rates, the unrecognised value of deferred tax assets is: $921m (2022: $801m; 2021: $847m), mainly relating to tax losses incurred in the United Kingdom, North America, Ghana, Colombia and South Africa.
(1)Comparative periods have been retrospectively restated. Refer to note 1.3.
Income tax uncertainties
AngloGold Ashanti operates in numerous countries around the world and accordingly is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with local government, and others are defined by the general corporate income tax laws of the country.
The Group has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. In some jurisdictions, tax authorities are yet to complete their assessments for previous years. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the Group is subject to a review of its historical income tax filings and in connection with such reviews, disputes can arise with the tax authorities over the interpretation or application of certain rules in respect of the Group’s business conducted within the country involved. Significant judgement is required in determining the worldwide provisions for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.
Irrespective of whether potential economic outflows of matters have been assessed as probable or possible, individually significant matters are included below, to the extent that disclosure does not prejudice the Group.
Argentina – Cerro Vanguardia SA
The Argentina Tax Authority has challenged the deduction of certain hedge losses, with tax and penalties amounting to $1m
(2022: $4m; 2021: $7m). Management has appealed this matter which has been heard by the Tax Court, with final evidence submitted in 2017. The matter is pending and judgement is expected in the next 24 months as at 31 December 2023.
Management is of the opinion that the hedge losses were claimed correctly and no provision has therefore been made.
Brazil – AngloGold Ashanti Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2005 to 2016 which individually and in aggregate are not considered to be material. Based on engagement with the Brazil Tax Authority, certain amounts have been allowed and assessments reduced, whilst objections have been lodged against the remainder of the findings. Serra Grande received tax assessments of $39m (2022: $23m; 2021: $19m) relating to the amortisation of goodwill on the acquisition of mining interests, which is permitted as a tax deduction when the acquirer is a domiciled entity. Management is of the opinion that the Brazil Tax Authority is unlikely to succeed in this matter. This is supported by external legal advice and therefore no provision has been made.
Colombia – La Colosa
The tax treatment of exploration expenditure has been challenged by the Colombian Tax Authority which resulted in claims for taxes and penalties of $8m (2022: $42m; 2021: $74m) pertaining to the 2010 to 2014 tax years.
These assessments were appealed in 2016 (in the case of La Colosa) and resulted in adverse judgements in the Administrative
Court of Cundinamarca in 2018, which were subsequently appealed by AngloGold Ashanti. The deduction of exploration costs is prohibited from 2017 onwards following a change in legislation. Subsequent to this date, exploration costs have been treated in accordance with the amended legislation.  In July 2019, the Supreme Administrative Court (Council of State) issued a ruling that duplicate penalties may not be charged. The impact of the ruling was that certain penalties were waived.
In 2022, the Council of State ruled against the Company upon appeal and ordered it to pay $34m of additional taxes (which included interest) in respect of the 2010 and 2011 tax returns, but it fully waived any related penalties. A revised tax reform was adopted in December 2022 in Colombia, which may lead to a reduction of interest charged on outstanding tax obligations in certain circumstances. In February 2023, the Company paid $25m of additional taxes (which included interest) in respect of the
2011 income and equity tax returns, after taking into account a reduction of $6m in interest under the tax reform, in full settlement of the 2011 income and equity tax claims. In April 2023, the Company paid $3m of additional taxes (which included interest) in full settlement of the 2010 income tax claim. In February 2024, the Administrative Court of Cundinamarca ruled against the
Company’s tax treatment of exploration expenditure in respect of its 2013 tax return. In February 2024, the Company appealed this ruling to the Council of State for resolution, which may take up to two years to be resolved. The Company’s lawsuit with respect to its 2014 tax return is still pending before the Administrative Court of Cundinamarca. Penalties of $8m (2022: $8m;
2021: $9m) pertaining to the 2013 and 2014 tax years were not recognised as a provision and are considered to be contingent, awaiting final judgement from the Colombian Courts.
Guinea – Siguiri
The Guinea Tax Authority has challenged certain aspects of Société AngloGold Ashanti de Guinée S.A.'s tax return for the 2010 year of assessment totalling $8m (attributable) (2022: $8m (attributable); 2021: $8m (attributable)). Management has objected to the assessment. However, provision has been made for a portion of the total claims amounting to $2m (attributable) (2022: $2m
(attributable); 2021: $2m (attributable)). A meeting was held in February 2022 under the Minister of Budget Tax advisor’s chairmanship, calling for the formation of a tripartite committee to review the claim and resolve the issue. Members from government were appointed to the committee, but no meetings have been held to date.
Mali – Yatela and AngloGold Ashanti Mali Services
The Mali Tax Authority has challenged various aspects of Société des Mines de Yatela S.A. and Société AngloGold Ashanti Mali
S.A.'s tax returns for periods of 2012 to 2019 totalling $3m (attributable) (2022: $4m (attributable); 2021: $4m (attributable)).
Management is of the opinion that the Mali Tax Authority is unlikely to succeed in the tax matters and therefore no provision has been made.
Tanzania – Geita Gold Mine
The Tanzania Revenue Authority has raised audit findings on various tax matters for years from 2009 to 2022 amounting to
$369m (2022: $318m; 2021: $291m) including adjusted tax assessments relating to the 2022 tax year, which was received in
January 2024 totalling $44m. In addition, the Tanzania Revenue Authority has issued Agency Notices on various local bank accounts of the Company in Tanzania, enforcing payments from those bank accounts, despite the matters being on appeal. In order to continue operating its bank accounts and to not impact operations, Geita made payments under protest for which a receivable of $23m (2022: $24m; 2021: $25m) was raised. Management has objected and appealed through various levels of the administrative processes. Management has obtained external legal advice and is of the opinion that the claims of the
Tanzania Revenue Authority are unlikely to succeed.
In addition, it should be noted that amendments passed to Tanzanian legislation in 2017 amended the 2010 Mining Act and new
Finance Act. Effective from 1 July 2017, the gold mining royalty rate increased to 6% (from 4%) and further a 1% clearing fee on the value of all minerals exported was imposed. The Group has been paying the higher royalty and clearing fees since this date, under protest, and is of the view that this is in contravention of its Mining Development Agreement.

Significant accounting judgements and estimates
The Group tax reconciliation between tax expense and the product of accounting profit multiplied by the applicable tax rate, prepared in accordance with IAS 12 ‘Income Taxes’, applies the UK domestic corporate tax rate of 25% for the 2023 year.
The Group recognises the net future tax benefit related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred income tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on detailed cash flow forecasts for at least 12 months and updated life-of-mine plan models with longer term cash flow projections from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flow projections and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.
Additionally, future changes in tax laws in the jurisdictions in which the Group operates could limit the ability of the Group to obtain tax deductions in future periods.

Accounting policies
Deferred taxation is recognised on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.
The carrying amount of deferred tax assets is reviewed at each reporting date.
Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.
Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or an acquisition that is a business combination.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date. Interest and penalties, if any, are recognised in the income statement as part of taxation expense if based on the specific facts and circumstances, the entity has determined that the interest (receivable or payable) and penalties payable to the tax authorities are an income tax.